ACCOUNTS AND NOTES RECEIVABLE, NET - Movements in allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	¥ (204,124)	$ (32,031)	¥ (70,861)	¥ (16,613)
Additions	(31,291)	(4,910)	(108,151)	(79,069)
Write-offs	7,822	1,227	10,640	24,821
Balance at end of the year	(227,593)	$ (35,714)	(204,124)	¥ (70,861)
ASU 2016-13 | Cumulative effect of accounting change
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	¥ (35,752)
Balance at end of the year			¥ (35,752)